Term deposits - Current and non-current (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Term deposits
Non-current	$ 11	₨ 800	₨ 23,548
Current	$ 10,008	754,524	1,005,985
Total		755,324	1,029,533
Term deposits pledged with banks		₨ 633,323	₨ 1,010,328
Minimum
Term deposits
Maturity of term deposits	1 day
Maximum
Term deposits
Maturity of term deposits	2 years